Acquisition of Properties	6 Months Ended
Dec. 31, 2013
Acquisition of Properties
Acquisition of Properties

Note B — Acquisition of Properties

Acquisition of Properties from Gastar

On October 2, 2013, the Company consummated the transactions contemplated by the Purchase and Sale Agreement dated as of April 19, 2013 (the “Gastar Agreement”) with Gastar Exploration Texas, LP (“Gastar”) and Gastar Exploration USA, Inc.  Pursuant to the Gastar Agreement, the Company acquired proved reserves, oil & natural gas production and undeveloped leasehold interests in Leon and Robertson Counties, Texas.  The acquired properties include approximately 17,400 net acres of leasehold interests.  The acquisition price paid by the Company at closing was $39,118,830, following various adjustments set forth in the Gastar Agreement, and including the various deposits paid prior to the closing date.

Acquisition of Properties from Navasota

On September 27, 2013, the Company entered into a Purchase and Sale Agreement (the “Navasota Agreement”) with Navasota Resources Ltd., LLP (“Navasota”).  On October 2, 2013, pursuant to the Navasota Agreement, the Company acquired proved reserves, oil & natural gas production and undeveloped leasehold interests in Leon and Robertson Counties, Texas.  The leasehold interests acquired from Navasota generally consist of additional fractional interests in the properties acquired pursuant to the Gastar Agreement, comprising approximately 6,400 net acres.  The acquisition price paid by the Company was $19,400,000.

Acquisition of Properties from Tauren

The Company entered into and consummated the transactions contemplated by a Purchase and Sale Agreement dated as of October 2, 2013 (the “Tauren Agreement”) with Tauren Exploration, Inc. (“Tauren”), an entity controlled by Calvin A. Wallen, III, the Chairman of the Board, President and Chief Executive Officer of the Company.  Pursuant to the Tauren Agreement, the Company acquired well bores, proved reserves, oil & natural gas production and undeveloped leasehold interests in the Cotton Valley formation in DeSoto and Caddo Parishes, Louisiana.  The acquired properties include approximately 5,600 net acres of leasehold interests.  The acquisition price paid by the Company was $4,000,000 in cash and 2,000 shares of the Company’s Series B Convertible Preferred Stock with an aggregate fair market value of $708,000 and a stated value of $2,000,000.  The Tauren Agreement was unanimously approved by the Company’s board of directors, excluding Mr. Wallen.  In addition, the Company obtained an opinion from Blackbriar Advisors, LLC, which concluded that the terms of the Tauren Agreement were fair, from a financial perspective, to the Company. This transaction resulted in a $22,238,000 bargain purchase gain for the Company that was recorded in the statement of operations for the quarter ended December 31, 2013.

		Gastar Acquired	Navasota Acquired	Tauren Acquired
Purchase Price Allocation - ($000’s)	Total	Properties	Properties	Properties
Assets acquired:
Unproved oil and natural gas properties	$7,101	$6,029	$1,072	$—
Proved developed and undeveloped oil and natural gas properties	87,873	$42,098	18,829	26,946
Liabilities assumed:
Asset retirement obligations	5,450	4,290	1,160	—
Net assets acquired	$89,524	$43,837	$18,741	$26,946

*Pro forma Results of Operations

	Six Months		Three Months
	Ended December 31,		Ended December 31,
	2013	2012	2012
Oil and natural gas revenues	$9,784,896	$10,779,630	$5,189,674
Net income (loss)	$6,523,733	$3,222,422	$2,382,030
Basic earnings (loss) per share	$0.08	$0.04	$0.03
Diluted earnings (loss) per share	$0.05	$0.04	$0.03

* Pro forma Results of Operations include direct revenues and expenses from all acquired properties (i.e. Gastar, Navasota and Tauren), and revenues and net loss for Cubic during the respective periods.